Long-Term loans (Long-Term Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term Debt, Total	$ 3,792
Long-Term Loans [Member]
Debt Instrument [Line Items]
2013	1,592
2014	500
Long-term Debt, Total	$ 2,092